Trade and other receivables	12 Months Ended
Dec. 31, 2019
Trade and other receivables
Trade and other receivables

11    Trade and other receivables

Trade and other receivables were comprised of the following:

		As of
In thousands of EUR	Note	December 31, 2019	December 31, 2018
Advances to suppliers		2,356	236
Trade notes and accounts receivable		17,780	12,319
Thereof to related parties	29	371	402
Less: Allowance for impairment of trade notes and accounts receivable		(8,283)	(4,254)
Unbilled revenues		858	1,518
Accrued marketplace revenue		—	24
Other receivables		4,728	3,675
Thereof to related parties	29	—	6
Less: Allowance for impairment of other receivables		(503)	(484)
Trade and other receivables		16,936	13,034

Allowance for expected credit losses

The movement of allowance for expected credit losses (“ECL”) of trade notes and accounts receivables and other receivables (including related parties) is as follows:

	ECL of trade notes
	and accounts	ECL of other
In thousands of EUR	receivable	receivables
Balance as of January 1, 2018	3,221	385
Additions	4,847	119
Reversal	(499)	(31)
Use of provision	(3,405)	—
Effect of translation	90	11
Balance as of December 31, 2018	4,254	484
Additions	6,178	71
Reversal	(318)	(54)
Use of provision	(2,025)	—
Effect of translation	194	2
Balance as of December 31, 2019	8,283	503

The ageing analysis of trade notes and accounts receivables is as follows:

					Past due but not impaired
			Total	Neither past
		Total	expected	due nor	< 30	30 - 90	>90
In thousands of EUR	Total net	gross	credit losses	impaired	days	days	days
As of December 31, 2019	9,497	17,780	(8,283)	3,291	1,554	2,515	2,137
As of December 31, 2018	8,065	12,319	(4,254)	5,389	946	1,655	75

See Note 31 for disclosure of how the Group manages and measures credit quality of trade and other receivables that are neither past due nor impaired.